Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events

Note 27	Subsequent Events

Agreement to Acquire Capital Stock of TransFirst Holdings, Corp.

On January 26, 2016, TSYS announced it entered into a definitive agreement with Vista Equity Partners Fund V, L.P. and certain related funds (collectively, “Vista”) to acquire TransFirst Holding, Corp. (“TransFirst”), a Vista portfolio company and leading U S. merchant solutions provider, in an all-cash transaction valued at approximately $2.35 billion. The Company intends to finance the TransFirst acquisition with cash on hand and approximately $2.4 billion of additional indebtedness. In connection with the transaction, the Company entered into a commitment letter with certain of its lenders to provide a $2.0 billion bridge term loan facility (the “Bridge Term Loan Facility”) to finance the TransFirst acquisition to the extent the Company has not obtained alternative financing before the closing of the transaction. The transaction is currently expected to close in the second quarter of 2016 and is subject to regulatory approvals and other customary closing conditions. For additional information regarding the transaction, see TSYS’ Current Reports on Form 8-K filed on January 26, 2016 and January 27, 2016, which include the press release announcing the transaction, the stock purchase agreement for the transaction and the commitment letter for the Bridge Term Loan Facility. There can be no assurance that the proposed acquisition will be completed, or if it is completed, that the expected benefits of the transaction will be realized.

Entry into Credit Agreement

On February 23, 2016, TSYS entered into a Credit Agreement (the “Credit Agreement”) with JPMorgan Chase Bank, N.A., as Administrative Agent and L/C Issuer, Bank of America, N.A., as Syndication Agent and L/C Issuer, The Bank of Tokyo-Mitsubishi UFJ, LTD., U.S. Bank National Association and Wells Fargo Bank, National Association, as Co-Documentation Agents, and the other lenders party thereto, with J.P. Morgan Securities LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Bank of Tokyo-Mitsubishi UFJ, LTD., U.S. Bank National Association and Wells Fargo Securities, LLC as joint lead arrangers and joint bookrunners. The Credit Agreement provides TSYS with a $700 million five-year term loan facility broken consisting of (i) a $300 million term loan (the “Refinancing Term Loan”) funded upon entry into the Credit Agreement and (ii) a $400 million term loan (the “Delayed Draw Term Loan”). The Credit Agreement also provides TSYS with a $800 million unsecured revolving credit facility (the “Revolving Credit Facility”), which includes a $50 million sub-facility for the issuance of standby letters of credit.

The Refinancing Term Loan was used to repay in full TSYS’ outstanding loans and other obligations under that certain Credit Agreement, dated as of September 10, 2012, by and among the Company, the lenders party thereto and JPMorgan Chase Bank, N.A., as administrative agent thereunder, as amended, and that certain Credit Agreement, dated as of April 8, 2013, by and among the Company, the lenders party thereto and JPMorgan Chase Bank, N.A., as administrative agent thereunder, as amended. The Delayed Draw Term Loan will be available to be drawn to finance, in part, the TransFirst acquisition and related transactions, upon satisfaction of a limited set of conditions precedent. The Revolving Loan Facility will be available for draws for purposes of working capital and other general corporate purposes, including to finance, in part, the TransFirst acquisition and related transactions upon satisfaction of a limited set of conditions precedent.

Upon entering into the Credit Agreement, the total commitments under the Bridge Term Loan Facility were reduced from $2.0 billion to $1.15 billion by the amount of the Delayed Draw Term Loan commitment and the portion of the Revolving Loan Facility commitments in excess of $350 million.

For additional information regarding the Credit Agreement, see TSYS’ Current Report on Form 8-K filed on February 23, 2016.

Management performed an evaluation of the Company’s activity as of the date these audited financial statements were issued, and has concluded that, other than as set forth above, there are no significant subsequent events requiring disclosure.